Equity-based compensation - Summary of shares authorized (Details) shares in Thousands	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Authorized shares (in shares)	22,250
Long-term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Authorized shares (in shares)	20,000
Deferred Bonus Stock Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Authorized shares (in shares)	1,500
Swiss Employee Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Authorized shares (in shares)	475
Other share savings plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Authorized shares (in shares)	275